Property, Plant and Equipment	9 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

6. PROPERTY, PLANT AND EQUIPMENT

During the nine months ended June 30, 2024 and 2023, the Company acquired property, plant and equipment with costs of €48.5 million and €78.3 million, respectively. The additions in the nine months ended June 30, 2024 mainly related to investments in a production facility in Pasewalk, Germany, and a production facility in Arouca, Portugal.